Income Taxes (Principal Components Of Our Net Liability Representing Deferred Income Tax Balances) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Minimum [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 13.3	$ 2.0
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	2.0	1.0
Limitations On Use Operating Loss Carryforwards	$ 3.2
Operating Loss Carryforwards Expiration Year			2033	2025